Business Combinations - Summary Of detailed information about business combination (Detail) - Intelsat Holdings S.à r.l. [Member] € in Millions, $ in Billions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash paid		€ 2,223 [1]	$ 2.6	€ 2,200
Contingent value rights	[1]	737
Settlement of pre-existing relationship	[1]	32
Cash-flow hedge		17
Total consideration		€ 3,009

[1]	At the transaction exchange rate of USD 1.1602